Document and Entity Information	6 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	MYnd Analytics, Inc.
Entity Central Index Key	0000822370
Document Type	S-1/A
Trading Symbol	MYAN
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Amendment Description

$9,000,000 OF SHARES OF COMMON STOCK AND

WARRANTS TO PURCHASE SHARES OF COMMON STOCK

We are offering $9,000,000 of shares of common stock and warrants to purchase shares of common stock in a firm commitment underwritten public offering. One share of common stock is being sold together with a warrant, with each warrant being immediately exercisable for one-half of one share of common stock at an exercise price of $         per half share ($          per whole share) (125% of the price for each share sold in this offering), subject to adjustments as described herein, and expiring five years after the issuance date. Warrants may be exercised only for a whole number of shares of common stock.

Our shares of common stock are currently quoted on the OTCQB marketplace, operated by OTC Markets Group. The symbol for our common stock is “MYAN”. There is currently no public market for our warrants. We have applied to have our common stock and warrants offered hereby listed on The NASDAQ Capital Market under the symbols “MYND” and “MYND.W”, respectively. No assurance can be given that our application will be approved. On June 13, 2017, the last reported sale price of our common stock on the OTCQB was $6.50 per share.

Our business and an investment in our common stock involve significant risks. See “Risk Factors” beginning on page 5 of this prospectus to read about factors that you should consider before making an investment decision. You should also consider the risk factors described or referred to in any documents incorporated by reference in this prospectus, before investing in these securities.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

	Per Share		Per Warrant	Total
Public offering price	$	$		$
Underwriting discount(1)	$	$		$
Proceeds, before expenses, to us	$	$		$

(1)	We have agreed to issue warrants to Maxim Group LLC, as representative of the underwriters, and to reimburse the underwriters for expenses incurred by them in an amount not to exceed $100,000. See “Underwriting” beginning on page 88 of this prospectus for a description of compensation payable to the underwriters.

The underwriters expect to deliver the securities against payment in New York, New York on or about           , 2017. We have granted the underwriters the option for a period of 45 days to purchase up to an additional $1,350,000 of shares of common stock and warrants to purchase shares of common stock at the public offering price, less underwriting discounts and commissions, solely to cover overallotments, if any.